Insurance and reinsurance - Summary of Composition of Insurance Service Result and Insurance Investment Result for Insurance Contracts Issued and Reinsurance Contracts Held (Detail) - CAD ($)
$ in Millions
	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Insurance service result
Insurance revenue	$ 1,386	$ 1,331	$ 2,740	$ 2,739
Insurance service expense	(1,130)	(1,092)	(2,235)	(2,216)
Net income (expense) from reinsurance contracts held	(39)	(15)	(48)	(13)
Insurance service result	217	224	457	510
Insurance investment result
Net investment income	34	255	182	625
Insurance finance income (expense)	56	(206)	(39)	(506)
Reinsurance finance income (expense)	2	29	8	41
Insurance investment result	92	78	151	160
Insurance service and insurance investment results	$ 309	$ 302	$ 608	$ 670